Financial risks - Disclosure of detailed information about liquidity risk (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure of Financial Risks [Line Items]
Convertible debentures	$ 312,000
Revolving credit facility	128,788
Equipment financings	3,969
Lease liabilities	20,213
Financial liabilities	464,970
2022 [Member]
Disclosure of Financial Risks [Line Items]
Convertible debentures	312,000
Revolving credit facility	4,297
Equipment financings	1,584
Lease liabilities	9,388
Financial liabilities	327,269
2023 [Member]
Disclosure of Financial Risks [Line Items]
Convertible debentures	0
Revolving credit facility	4,297
Equipment financings	1,664
Lease liabilities	2,919
Financial liabilities	8,880
2024 [Member]
Disclosure of Financial Risks [Line Items]
Convertible debentures	0
Revolving credit facility	4,297
Equipment financings	393
Lease liabilities	1,478
Financial liabilities	6,168
2025 [Member]
Disclosure of Financial Risks [Line Items]
Convertible debentures	0
Revolving credit facility	115,897
Equipment financings	328
Lease liabilities	1,291
Financial liabilities	117,516
2026-2029 [Member]
Disclosure of Financial Risks [Line Items]
Convertible debentures	0
Revolving credit facility	0
Equipment financings	0
Lease liabilities	5,137
Financial liabilities	$ 5,137